RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of transactions between related parties [line items]
Consulting fees	$ 135,000	$ 307,734	$ 166,667
Share-based payments	0	1,144,342	479,107
Related parties [Member]
Disclosure of transactions between related parties [line items]
Management fees	311,535	118,000	114,125
Consulting fees	135,000	307,734	166,667
Accounting fees	0	36,202	22,852
Rent	0	5,000	20,000
Share-based payments	0	410,132	271,993
Salaries and benefits to CEO	330,337	313,626	133,387
Transactions with related parties	$ 776,872	$ 1,190,694	$ 729,024